SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - LIQUIDITY (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Net loss	¥ 371,166,000	$ 57,048,000	¥ 914,253,000	¥ 88,735,000
Negative cash flows from operations	99,041,000	15,220,000	¥ 187,180,000	¥ (770,476,000)
Net current liability	822,872,000				$ 126,474,000
Sales And Leaseback Receivables	368,000,000				$ 56,561,000
Third Party [Member]
Proceeds from Sale of Property Held-for-sale	300,000,000	46,109,000
Bank [Member]
Proceeds from Lines of Credit	¥ 20,000,000	$ 3,074,000